Cover	Jan. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2023
Entity File Number	001-39279
Entity Registrant Name	Old Ayala, Inc.
Entity Central Index Key	0001797336
Entity Tax Identification Number	82-3578375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Oppenheimer 4
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7670104
City Area Code	(857)
Local Phone Number	444-0553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AYLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Ayala Pharmaceuticals, Inc.